Dividends - Summary of Dividends Paid and Proposed (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Dividends [line items]
Dividends to shareholders	$ 944	$ 941		$ 725
Translation adjustment	(14)	(3)		(3)
Dividends paid to equity holders of the Company	917	906	[1]	707	[1]
Dividends paid by subsidiaries to non-controlling interests	13	32		15
Total dividends paid	930	938		722
Final 2022	765	751		730
Final Dividends
Disclosure of Dividends [line items]
Dividends to shareholders	750	730		537
Interim Dividends
Disclosure of Dividends [line items]
Dividends to shareholders	181	179		173
Retained income
Disclosure of Dividends [line items]
Dividends to shareholders	931	909		710
Total
Disclosure of Dividends [line items]
Dividends to shareholders	$ 931	$ 909		$ 710

[1]	See the Accounting Policies on page 181 for further details.